Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment	$ 95,155	$ 95,106	$ 95,986
Less: Accumulated depreciation and amortization	(31,947)	(27,278)	(20,331)
Property and equipment, net	63,208	67,828	75,655
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	73,211	73,211	70,113
Laboratory And Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	14,093	14,093	14,433
Machinery Equipment And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	7,781	7,781	7,780
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 70	$ 21	$ 3,660